Balance Sheet (USD $)	Dec. 31, 2013
Current asset:
Cash	$ 2,450
Long-term asset:
Deposit	90,000
Total assets	92,450
Current liabilities:
Accounts payable	48,456
Total current liabilities	48,456
Total liabilities	48,456
Stockholders' equity:
Common stock - $.0001 par value; 74,900,043 shares outstanding (1)	7,490	[1]
Additional paid-in capital	2,565,327
Advance subscriptions	40,400
Accumulated deficit	(2,569,223)
Total stockholders' equity	43,994
Total liabilities and stockholders' equity	$ 92,450

[1]	1) All common share amounts and per share amounts in these financial statements reflect the seven point eight-for-one stock split of the issued and outstanding shares of common stock of the Company, effective December 16, 2013, including retroactive adjustment of common share amounts. See Note 4.